Subsidiaries (Schedule of Aggregate Cash Flows Derived for Group Result of Sale) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of subsidiaries [line items]
Cash and cash equivalents received	₪ 527	₪ 1,240	₪ 761	₪ 1,158
Netvision Ltd [Member]
Disclosure of subsidiaries [line items]
Cash and cash equivalents received	15
Less cash and cash equivalents of the subsidiary	(12)
Total cash flows derived for the group result of sale	₪ 3